Income Tax (Details) - Schedule of non-current income tax payable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of non-current income tax payable [Abstract]
Beginning balance	$ 33,718	$ 26,085
Addition	419	7,633
Ending balance	$ 34,137	$ 33,718